Segment Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 174,346	$ 72,431	$ 67,414
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	172,897	71,184	66,779
Foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,449	$ 1,247	$ 635